ACQUISITION OF OREGON ENERGY (Details) - USD ($)	Feb. 24, 2026	Nov. 18, 2024	Feb. 28, 2026	Nov. 30, 2025	Feb. 28, 2025	Nov. 30, 2024
ACQUISITION OF OREGON ENERGY
Cash			$ 31,292,822	$ 1,301,928	$ 1,338,377	$ 717
Restricted cash			140,960	0
Property, plant and equipment			283,594
Accounts payable and accrued liabilities			$ (564,481)	$ (530,339)		$ (106,245)
Aurora Energy
ACQUISITION OF OREGON ENERGY
Ownership percentage	100.00%
Aurora Option Agreement
ACQUISITION OF OREGON ENERGY
Net smelter return royalty on the mineral rights		1.00%
Aurora Option Agreement | Aurora Energy
ACQUISITION OF OREGON ENERGY
Net smelter return royalty on the mineral rights	1.00%
Oregon Energy LLC
ACQUISITION OF OREGON ENERGY
Number of common shares issued for acquisition of Oregon Energy	1,710,991
Fair value per share	$ 6.99
Share consideration	$ 11,959,827
Cash consideration from prior option payments (Note 9)	1,219,545
Total consideration	13,179,372
Cash	302
Prepaids and deposits	42,604
Restricted cash	140,960
Property, plant and equipment	242,012
Accounts payable and accrued liabilities	(2,231)
Mineral rights	12,755,725
Net assets (liabilities)	$ 13,179,372
Oregon Energy LLC | Aurora Option Agreement
ACQUISITION OF OREGON ENERGY
Number of common shares issued for acquisition of Oregon Energy	1,710,991
Mineral rights	$ 12,755,725